Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(18)	$8	$26	$(17)	$9
Energy services relationships	96	(86)	10	90	(63)	27
Software	359	(255)	104	331	(203)	128
Land rights	1	—	1	1	—	1
Commodity contracts	8	(6)	2	7	(1)	6
Reclassified to assets held for sale (note 5)	(30)	25	(5)	—	—	$—
	$460	$(340)	$120	$455	$(284)	$171

Amortization expense related to intangible assets for the year ended December 31, 2022 was $64 million (2021 - $57 million).

As at December 31, 2022, the Corporation excluded $6 million (December 31, 2021 - $7 million) from the asset base subject to amortization. Items excluded relate to software assets under development and assets with an indefinite life.

The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2023	$46
2024	$33
2025	$29
2026	$1
2027	$1
Thereafter	$4